Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Aug. 31, 2015	Jun. 30, 2015	Sep. 30, 2014
C000244332 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Trillium ESG Global Equity Fund (Institutional Shares/PORIX)
Account Value	$ 261,162	$ 261,162	$ 261,162	$ 261,162	$ 249,330	$ 223,180	$ 191,254	$ 232,396	$ 158,607	$ 150,571	$ 138,385	$ 122,910	$ 104,128		$ 103,780	$ 100,000
Average Annual Return, Percent	26.39%	11.65%		10.08%
C000244333 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Trillium ESG Global Equity Fund (Investor Shares/PORTX)
Account Value	$ 25,424	$ 25,424	25,424	$ 25,424	24,285	21,790	18,727	22,821	15,617	14,870	13,703	12,204	10,367		10,355	10,000
Average Annual Return, Percent	26.11%	11.35%		9.78%
C000244336 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Trillium ESG Small/Mid Cap Fund (Institutional Shares/TSMDX)
Account Value	$ 196,361	$ 196,361	$ 196,361	$ 196,361	186,077	180,410	159,139	192,096	124,550	134,422	133,988	116,373	97,400	$ 100,000
Average Annual Return, Percent	20.22%	7.75%	7.71%
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 245,255	$ 245,255	$ 245,255	$ 245,255	230,040	192,704	165,369	196,283	140,942	138,029	130,530	117,888	99,244		$ 103,089	$ 100,000
Average Annual Return, Percent	31.76%	12.19%		9.39%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 326,189	$ 326,189	$ 326,189	$ 326,189	307,062	249,390	209,653	243,402	168,837	158,488	145,425	126,701	106,912	100,000
Average Annual Return, Percent	35.19%	15.26%	13.90%
Russell 2500 TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Account Value	$ 235,750	$ 235,750	$ 235,750	$ 235,750	$ 216,784	$ 196,241	$ 172,777	$ 218,697	$ 138,599	$ 145,432	$ 142,906	$ 122,937	$ 102,583	$ 100,000
Average Annual Return, Percent	26.17%	10.43%	9.90%